20. Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties
Related Parties

20.        Related parties

(i)	Shareholders

As of December 31, 2018 and 2017, no shareholder holds more than 20% of the voting rights.

(ii)	Transactions with key management personnel

The compensation of managing directors and other key management personnel comprised of the following:

	2018	2017	2016
Short-term employee benefits	2,683	1,538	1,879
Termination benefits	—	—	430
Share-based payments	1,229	1,379	2,292
	3,912	2,917	4,601

Remuneration of Affimed’s managing directors comprises fixed and variable components and share-based payment awards. In addition, the managing directors receive supplementary benefits such as fringe benefits and allowances. In the case of an early termination, the managing directors receive a severance.

Compensation for other key management personnel comprises fixed and variable components and share-based payment awards.

The supervisory directors of Affimed N.V. received compensation for their services on the supervisory board of €382 (2017: €375; 2016: €350). In 2018, the Group recognized expenses for share-based payments for supervisory board members of €117 (2017: €144, 2016: €381).

Selected managing directors and supervisory directors entered into service and consulting agreements with the Group:

Dr. Ulrich Grau is a significant shareholder and Chairman of the Board of Directors of i-novion Inc., which was engaged by the Group to conduct preclinical services. In 2016, i-novion Inc. received related payments of €86.

Jens-Peter Marschner rendered consulting services amounting to €29 in 2016.

The following table provides the total amounts of outstanding balances related to key management personnel and supervisory directors:

	Outstanding balances
	December 31,	December 31,
	2018	2017
Martin Treder	9	—
Leila Alland	40	—
Thomas Hecht	21	19
Richard Stead	—	12
Berndt Modig	10	9
Ferdinand Verdonck	11	10
Ulrich Grau	21	17
Bernhard Ehmer	17	10